INVENTORY (Tables)	12 Months Ended
Nov. 30, 2021
INVENTORY
Schedule of inventory

	2021	2020
	$	$
Dried cannabis and hemp biomass	7,799	3,558
Extracted cannabis and hemp oils	26,533	11,146
Finished goods	5,073	1,514
Packaging and supplies	7,437	3,650
	46,842	19,868
Less: inventory valuation allowance	(4,803)	(5,485)
	42,039	14,383